Fees Summary	May 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 458,850,000.00
Previously Paid Amount	0.00
Total Fee Amount	63,367.19
Total Offset Amount	0.00
Net Fee	$ 63,367.19